Note 1– Nature of Business, Presentation and Going Concern (Details Narrative) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common Stock, Shares Authorized	900,000,000		900,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Stockholders' Equity, Reverse Stock Split	20-for-1
Net loss	$ 1,323,020	$ 654,767
Accumulated losses	18,148,738		$ 16,825,718
Research and development expenses	$ 440,044	$ 433,730